SCHEDULE 1 (Details) - Schedule of Condensed Statements of Comprehensive Income (loss) - Parent Company [Member] - Reportable Legal Entities [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net income (loss)	¥ (140,190)	$ (19,747)	¥ (594,741)	¥ (234,908)
Foreign currency translation adjustments	74,021	10,426	146,098	(48,154)
Unrealized gains (losses) on available-for-sale investments
Comprehensive Income (Loss)	¥ (66,169)	$ (9,321)	¥ (448,643)	¥ (283,062)